13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $2,285,663,331.32







List of Other Included Managers:  NONE


                                                           13F Holdings Report
                                                          AS OF DATE: 3/31/2012

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE

Adobe Systems,
  Inc.             Common Stock  00724f101  $116,411,771.40  3,392,940.00  3,392,940.00   0.00 ALL  2,080,676.00  0.00  1,312,264.00

American Tower     Common Stock  03027X100  $106,933,911.50  1,696,825.00  1,696,825.00   0.00 ALL  1,007,811.00  0.00    689,014.00

Amgen, Inc.        Common Stock  031162100  $109,131,952.30  1,605,590.00  1,605,590.00   0.00 ALL    964,002.00  0.00    641,588.00

Autodesk, Inc.     Common Stock  052769106  $124,354,315.28  2,938,429.00  2,938,429.00   0.00 ALL  1,861,701.00  0.00  1,076,728.00

Bed Bath & Beyond  Common Stock  075896100  $107,278,170.47  1,631,111.00  1,631,111.00   0.00 ALL    972,860.00  0.00    658,251.00

Celgene Corp.      Common Stock  151020104  $114,112,618.32  1,472,041.00  1,472,041.00   0.00 ALL    898,565.00  0.00    573,476.00

Coach, Inc.        Common Stock  189754104  $120,377,896.80  1,557,685.00  1,557,685.00   0.00 ALL    980,460.00  0.00    577,225.00

Costco Wholesale   Common Stock  22160K105  $108,653,822.40  1,196,628.00  1,196,628.00   0.00 ALL    716,382.00  0.00    480,246.00

E M C Corp.        Common Stock  268648102  $123,209,612.28  4,123,481.00  4,123,481.00   0.00 ALL  2,580,957.00  0.00  1,542,524.00

Intel Corp.        Common Stock  458140100  $114,033,065.10  4,056,672.54  4,056,672.54   0.00 ALL  2,486,466.54  0.00  1,570,206.00

International Asia
  ex-Japan ETF     Common Stock  464288182  $  3,331,553.87     59,028.24     59,028.24   0.00 ALL     56,529.24  0.00      2,499.00

Int'l Business
  Machines         Common Stock  459200101  $111,152,236.65    532,721.00    532,721.00   0.00 ALL    320,521.00  0.00    212,200.00

iShares Barclays
  Intermediate
  Credit Bd Fd     Common Stock  464288638  $    144,226.25      1,325.00      1,325.00   0.00 ALL      1,325.00  0.00          0.00

Ishares Dow Jones
  US Technology
  Sector           Common Stock  464287721  $  3,521,149.16     45,253.17     45,253.17   0.00 ALL     39,374.17  0.00      5,879.00

Ishares Dow Jones
  US Telecom
  Sector           Common Stock  464287713  $    893,765.56     40,259.71     40,259.71   0.00 ALL     34,714.71  0.00      5,545.00

iShares Investment
  Grade Corp Bond
  Fund             Common Stock  464287242  $    495,789.06      4,287.72      4,287.72   0.00 ALL      3,197.72  0.00      1,090.00

IShares Nasdaq
  Biotechnology    Common Stock  464287556  $    982,291.64      7,966.68      7,966.68   0.00 ALL      6,922.68  0.00      1,044.00

ISHARES TR BARCLYS
  1-3YR CR         Common Stock  464288646  $  1,512,900.86     14,396.24     14,396.24   0.00 ALL     10,739.24  0.00      3,657.00

Johnson Controls,
  Inc              Common Stock  478366107  $107,539,720.96  3,310,952.00  3,310,952.00   0.00 ALL  2,000,666.00  0.00  1,310,286.00

Lowes Cos. Inc.    Common Stock  548661107  $121,224,070.47  3,863,099.76  3,863,099.76   0.00 ALL  2,346,015.76  0.00  1,517,084.00

Nike, Inc. Class B Common Stock  654106103  $111,020,655.12  1,023,798.00  1,023,798.00   0.00 ALL    621,361.00  0.00    402,437.00

Nordstrom, Inc.    Common Stock  655664100  $112,693,588.56  2,022,498.00  2,022,498.00   0.00 ALL  1,229,129.00  0.00    793,369.00

Oracle Corp.       Common Stock  68389X105  $101,776,150.44  3,490,265.79  3,490,265.79   0.00 ALL  2,064,538.79  0.00  1,425,727.00

Qualcomm, Inc.     Common Stock  747525103  $120,285,992.77  1,767,352.23  1,767,352.23   0.00 ALL  1,095,627.23  0.00    671,725.00

SPDR Barclays
  Capital
  High Yield
  Bond ETF         Common Stock  78464A417  $    436,534.56     11,088.00     11,088.00   0.00 ALL      7,892.00  0.00      3,196.00

SPDR Dow Jones
  Total Market
  ETF              Common Stock  78464A805  $    401,919.05      3,822.34      3,822.34   0.00 ALL      3,822.34  0.00          0.00

Target Corp.       Common Stock  87612E106  $110,364,423.62  1,894,017.91  1,894,017.91   0.00 ALL  1,138,705.91  0.00    755,312.00

Vanguard Consumer
  Discretionary
  ETF              Common Stock  92204A108  $  3,405,884.82     47,172.92     47,172.92   0.00 ALL     40,863.92  0.00      6,309.00

Vanguard Consumer
  Staples ETF      Common Stock  92204A207  $    911,650.87     10,566.19     10,566.19   0.00 ALL      9,066.19  0.00      1,500.00

VANGUARD INDEX FDS
  EXTEND MKT ETF   Common Stock  922908652  $  5,589,337.26     94,191.73     94,191.73   0.00 ALL     90,104.73  0.00      4,087.00

Vanguard Intl
  Equity
  Index All
  World Ex US      Common Stock  922042775  $  6,799,390.57    153,762.79    153,762.79   0.00 ALL    147,343.79  0.00      6,419.00

Verizon Comm.,
  Inc.             Common Stock  92343v104  $100,915,654.54  2,639,698.00  2,639,698.00   0.00 ALL  1,539,661.00  0.00  1,100,037.00

Whole Foods Market Common Stock  966837106  $115,767,308.80  1,391,434.00  1,391,434.00   0.00 ALL    860,790.00  0.00    530,644.00